UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Drive Suite 2900 Chicago, Illinois		60601
(Address of principal executive offices)		(Zip code)

Sheldon R. Stein or Erik D. Ojala 200 East Randolph Drive Suite 2900 Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to:

Arthur Don Seyfarth Shaw LLP 131 South Dearborn Street Suite 2400 Chicago, Illinois 60603

Registrant's telephone number, including area code:		(312) 726-0140

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments	December 31, 2006 (Unaudited)

Number of Shares	COMMON STOCKS—97.41%	Cost	Market Value

	Consumer Discretionary & Services—30.20%
1,465,500	Black & Decker Corp.	$118,566,967	$117,196,035
4,564,650	Career Education Corp. *	152,232,661	113,112,027
3,409,200	Harte-Hanks, Inc.	80,989,584	94,468,932
7,496,050	Hewitt Associates, Inc., Class A * ††	192,863,559	193,023,287
8,571,600	Interpublic Group of Cos., Inc. *	96,092,136	104,916,384
3,658,900	Lee Enterprises, Inc.	126,721,405	113,645,434
2,992,900	McClatchy Co., Class A	163,705,254	129,592,570
1,905,700	Mohawk Industries, Inc. *	136,902,456	142,660,702
9,068,725	ServiceMaster Co.	107,143,781	118,890,985
4,711,500	Tribune Co.	132,358,461	145,019,970
		1,307,576,264	1,272,526,326
	Consumer Staples—2.78%
2,418,953	J.M. Smucker Co.	96,648,892	117,246,652

	Financial Services—35.22%
1,982,100	A. G. Edwards, Inc.	69,247,985	125,447,109
3,962,450	Assured Guaranty Ltd. ††	81,579,509	105,401,170
2,173,750	Chittenden Corp.	60,176,026	66,712,388
1,326,900	City National Corp.	93,992,666	94,475,280
5,493,600	H&R Block, Inc.	127,094,582	126,572,544
4,805,400	HCC Insurance Holdings, Inc.	89,202,304	154,205,286
3,705,400	Investors Financial Services Corp. ††	129,623,553	158,109,418
8,755,200	Janus Capital Group Inc.	122,614,461	189,024,768
1,841,000	Jones Lang LaSalle Inc. ††	29,820,946	169,684,970
440,925	Markel Corp. *	102,045,666	211,688,092
1,375,650	Sky Financial Group, Inc.	37,214,464	39,261,051
1,352,325	TD Banknorth Inc.	40,019,035	43,653,051
		982,631,197	1,484,235,127
	Health Care—7.06%
1,085,500	Bio-Rad Laboratories, Inc., Class A*	64,939,669	89,575,460
4,915,575	IMS Health Inc.	114,603,686	135,080,001
2,961,275	Invacare Corp. ††	106,688,380	72,699,301
		286,231,735	297,354,762

	Materials & Processing—6.47%
2,923,310	Brady Corp., Class A	46,030,172	108,980,997
2,305,050	Energizer Holdings, Inc. *	76,476,687	163,635,499
		122,506,859	272,616,496

Number of Shares	COMMON STOCKS—97.41% (cont’d)	Cost	Market Value

	Producer Durables—9.98%
3,014,900	ACCO Brands Corp. * ††	$67,542,849	$79,804,403
2,566,100	Herman Miller, Inc.	50,873,913	93,303,396
3,151,450	IDEX Corp. ††	68,473,088	149,410,245
5,389,475	Steelcase Inc., Class A	67,272,241	97,872,866
		254,162,091	420,390,910
	Technology—5.70%
1,986,350	Anixter International Inc. * ††	46,630,593	107,858,805
16,828,050	BearingPoint, Inc. * ††	133,685,901	132,436,754
		180,316,494	240,295,559

	Total Common Stocks	3,230,073,532	4,104,665,832

Principal Amount	REPURCHASE AGREEMENT—2.94%	Cost	Market Value

$123,921,788	State Street Bank and Trust Co., 4.30%, dated 12/29/2006,
	due 1/2/2007, repurchase price $123,980,995, (collateralized
	by U.S. Treasury Bond, 8.125%, due 5/15/2021)	123,921,788	123,921,788
	Total Investments—100.35%	$3,353,995,320	4,228,587,620
	Liabilities less Other Assets—(0.35%)		(14,693,524)
	NET ASSETS—100.00%		$4,213,894,096

*	Non-income producing.
††	Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Standard Industrial Classification system. See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments	December 31, 2006 (Unaudited)

Number of Shares	COMMON STOCKS—97.60%	Cost	Market Value

	Consumer Discretionary & Services—52.12%
4,331,100	Accenture Ltd, Class A	$68,475,760	$159,947,523
1,269,800	Black & Decker Corp.	59,436,045	101,545,906
3,051,650	Career Education Corp. *	98,783,597	75,619,887
2,524,850	Carnival Corp.	98,171,638	123,843,893
3,418,600	CBS Corp., Class B	85,442,944	106,591,948
1,772,750	Gannett Co., Inc.	102,063,515	107,180,465
1,772,875	Harte-Hanks, Inc.	26,291,077	49,126,366
6,761,500	Interpublic Group of Cos., Inc. *	66,054,261	82,760,760
1,900,900	Mattel, Inc.	30,848,996	43,074,394
1,844,100	McClatchy Co., Class A	89,246,726	79,849,530
1,337,400	Mohawk Industries, Inc. *	99,343,670	100,117,764
1,021,300	Omnicom Group Inc.	68,466,858	106,766,702
4,906,270	ServiceMaster Co.	61,380,624	64,321,200
4,256,850	Tribune Co.	165,741,615	131,025,843
1,903,500	YUM! Brands, Inc.	46,041,732	111,925,800
		1,165,789,058	1,443,697,981
	Consumer Staples—2.16%
931,472	Clorox Co.	35,804,496	59,753,929

	Financial Services—28.00%
1,274,500	Aflac Inc.	57,483,810	58,627,000
871,900	City National Corp.	61,787,363	62,079,280
726,822	Dun & Bradstreet Corp. *	18,040,486	60,173,594
1,888,800	Equifax Inc.	41,321,942	76,685,280
793,200	Franklin Resources, Inc.	29,267,295	87,386,844
3,635,700	H&R Block, Inc.	87,952,711	83,766,528
4,474,600	Janus Capital Group Inc.	56,640,529	96,606,614
2,162,900	Northern Trust Corp.	72,626,022	131,266,401
1,950,700	T. Rowe Price Group, Inc.	35,329,843	85,382,139
1,042,593	TD Banknorth Inc.	31,700,049	33,654,902
		492,150,050	775,628,582
	Health Care—9.26%
1,949,350	Baxter International Inc.	42,861,921	90,430,346
3,105,060	IMS Health Inc.	49,619,587	85,327,049
1,781,954	Thermo Fisher Scientific Inc. *	28,662,350	80,704,697
		121,143,858	256,462,092
	Materials & Processing—1.21%
1,101,298	Realogy Corp. *	22,442,029	33,391,355

Number of Shares	COMMON STOCKS—97.60% (cont’d)	Cost	Market Value

	Producer Durables—4.85%
2,907,475	Pitney Bowes Inc.	$109,984,589	$134,296,270

	Total Common Stocks	1,947,314,080	2,703,230,209

Principal Amount	REPURCHASE AGREEMENTS—2.30%	Cost	Market Value

$63,597,251	State Street Bank and Trust Co., 4.30%, dated 12/29/2006, due 1/2/2007, repurchase price $63,627,637, (collateralized by U.S. Treasury Bonds, 7.125%-8.125%, due 5/15/2021-2/15/2023)	63,597,251	63,597,251
	Total Investments—99.90%	$2,010,911,331	2,766,827,460
	Other Assets Less Liabilities—0.10%		2,918,779
	NET ASSETS—100.00%		$2,769,746,239

* Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments	December 31, 2006 (Unaudited)

Number of Shares	COMMON STOCKS—94.92%	Cost	Market Value

	Auto & Transportation—6.39%
16,400	Toyota Motor Corp., ADR	$1,536,963	$2,202,684

	Consumer Discretionary & Services—31.83%
42,700	Accenture Ltd, Class A	1,073,642	1,576,911
20,200	Black & Decker Corp.	1,753,673	1,615,394
30,500	Carnival Corp.	1,478,238	1,496,025
22,700	Gannett Co., Inc.	1,310,699	1,372,442
76,800	Hewitt Associates, Inc., Class A *	1,993,098	1,977,600
39,200	Home Depot, Inc.	1,504,497	1,574,272
13,000	Omnicom Group Inc.	1,094,309	1,359,020
		10,208,156	10,971,664
	Financial Services—23.02%
31,100	Aflac Inc.	1,400,161	1,430,600
29,300	Citigroup Inc.	1,397,272	1,632,010
86,400	H&R Block, Inc.	2,082,912	1,990,656
31,000	JPMorgan Chase & Co.	1,258,526	1,497,300
17,000	Morgan Stanley	965,754	1,384,310
		7,104,625	7,934,876
	Health Care—7.96%
42,700	IMS Health Inc.	1,038,630	1,173,396
60,700	Pfizer Inc	1,571,069	1,572,130
		2,609,699	2,745,526
	Other—13.58%
706	Berkshire Hathaway Inc., Class B *	2,166,073	2,588,196
68,800	Tyco International Ltd.	1,801,912	2,091,520
		3,967,985	4,679,716
	Technology—12.14%
75,800	Dell Inc. *	1,837,776	1,901,822
23,500	International Business Machines Corp.	1,880,770	2,283,025
		3,718,546	4,184,847

	Total Common Stocks	29,145,974	32,719,313

Principal Amount	REPURCHASE AGREEMENT—5.50%	Cost	Market Value

$1,894,934	State Street Bank and Trust Co., 4.30%, dated 12/29/2006, due 1/2/2007, repurchase price $1,895,840, (collateralized by U.S. Treasury Bond, 7.25%, due 8/15/2022)	1,894,934	1,894,934
	Total Investments—100.42%	$31,040,908	34,614,247
	Liabilities less Other Assets—(0.42%)		(144,926)
	NET ASSETS—100.00%		$34,469,321

* Non-income producing.

A category may contain multiple industries as defined by the Standard Industrial Classification system.
See Notes to Schedules of Investments.

Item 2. Controls and Procedures.

(a) The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant’s last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a))

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	February 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President and Principal Executive Officer

Date:	February 1, 2007

By:	/s/ Thomas Herman
Thomas Herman
Vice President and Principal Financial Officer

Date:	February 1, 2007